Note 13 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 136,967,379	$ 112,775,678	$ 114,549,279
Weighted average common shares –outstanding, basic (in shares)	6,943,682	6,938,204	6,931,280
Basic earnings per share (in dollars per share)	$ 19.73	$ 16.25	$ 16.53
Dilutive effect of non-vested shares (in shares)	3,457	23,062	4,780
Weighted average common shares –outstanding, diluted (in shares)	6,947,139	6,961,266	6,936,060
Diluted earnings per share (in dollars per share)	$ 19.72	$ 16.2	$ 16.52